Property and Equipment	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment	PROPERTY AND EQUIPMENT

As at	March 31, 2022				March 31, 2021
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost	1,738	2,889	6,149	10,776	2,333	3,190	5,611	11,134
Additions	56	1,444	219	1,719	553	1,195	1,682	3,430
Additions through business acquisitions (note 3)	79	591	2,120	2,790	—	—	—	—
Disposals / retirements	—	—	—	—	(1,150)	(1,217)	(1,106)	(3,473)
Foreign currency translation adjustment	1	1	6	8	2	(279)	(38)	(315)
Subtotal	1,874	4,925	8,494	15,293	1,738	2,889	6,149	10,776
Accumulated depreciation	111	1,100	1,116	2,327	699	1,752	1,511	3,962
Depreciation expense	337	996	1,235	2,568	381	765	715	1,861
Disposals / retirements	—	—	—	—	(964)	(1,188)	(1,103)	(3,255)
Foreign currency translation adjustment	—	(13)	(1)	(14)	(5)	(229)	(7)	(241)
Subtotal	448	2,083	2,350	4,881	111	1,100	1,116	2,327
Net carrying amount	1,426	2,842	6,144	10,412	1,627	1,789	5,033	8,449